Loss per share -Schedule of Potentially Dilutive Securities (Details) - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [line items]
Potentially dilutive securities	12,386,490	7,510,484
Equity Incentive Plan 2019 - Share Options
Earnings per share [line items]
Potentially dilutive securities	7,179,859	4,683,132
Equity Incentive Plan 2019 - RSUs
Earnings per share [line items]
Potentially dilutive securities	793,791	195,773
Conversion of the principal amount of convertible loans into the Company’s common shares
Earnings per share [line items]
Potentially dilutive securities	4,412,840	2,631,579